Change in Accounting Policy (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Accounting Standards Update 2016-02 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Description	Leases On January 1, 2019, the Company adopted Accounting Standard Updates (“ASU”) 2016-02, Leases (Topic 842), including all related amendments, using the modified retrospective approach. The standard requires lessees to recognize leases on the balance sheet for all leases with a term of longer than twelve months and disclose key information about leasing arrangements. As permitted by the optional transition method, Emera did not restate comparative financial information in the Company’s consolidated financial statements, did not reassess whether any expired or existing contracts contained leases and carried forward existing lease classifications. Additionally, the Company elected to not evaluate existing land easements under the new standard if the land easements were not previously accounted for under the leasing guidance within ASC Topic 840. The Company elected to use hindsight to determine the lease term for existing leases and elected to not separate lease components from non-lease components for all lessee and lessor arrangements. Emera has implemented additional processes and controls to facilitate the identification, tracking and reporting of potential leases based on the requirements of the standard. There were no updates to information technology systems as a result of implementation. The Company’s adoption of this new standard resulted in right-of-use (“ROU”) assets and lease liabilities of approximately $58 million as of January 1, 2019. The ROU assets and lease liabilities were measured at the present value of remaining lease payments using the Company’s incremental borrowing rate. There was no impact to opening retained earnings as at January 1, 2019 or the Company’s net income or cash flows for the year ended December 31, 2019 as a result of the adoption of the standard. There were no significant impacts to Emera’s accounting for lessor arrangements. Refer to note ##NLEA of the consolidated financial statements for further detail.
Change in Accounting Principle, Accounting Standards Update, Transition Option Elected [Fixed List]	Modified Retrospective
Change in Accounting Principle, Accounting Standards Update, Adoption Date	Jan. 01, 2019
New Accounting Pronouncement or Change in Accounting Principle, Prior Period Not Restated [true false]	true
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification		$ 58,000,000
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets		$ 0
Accounting Standards Update 2017-12 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Description	Targeted Improvements to Accounting for Hedging Activities On January 1, 2019, the Company adopted ASU 2017-12, Targeted Improvements to Accounting for Hedging Activities, which amends the hedge accounting recognition and presentation requirements in ASC Topic 815. This standard improves the transparency and understandability of information about an entity’s risk management activities by better aligning the entity’s financial reporting for hedging relationships with those risk management activities and simplifies the application of hedge accounting. The standard will make more financial and nonfinancial hedging strategies eligible for hedge accounting, amends the presentation and disclosure requirements for hedging activities and changes how entities assess hedge effectiveness. There was no impact on the consolidated financial statements as a result of the adoption of this standard.
Change in Accounting Principle, Accounting Standards Update, Adoption Date	Jan. 01, 2019
Accounting Standards Update 2018-15 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Description	Cloud Computing In August 2018, the Financial Accounting Standards Board (“FASB”) issued ASU 2018-15, Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract. The standard allows entities who are customers in hosting arrangements that are service contracts to apply the existing internal-use software guidance to determine which implementation costs to capitalize as an asset related to the service contract and which costs to expense. The guidance specifies classification for capitalizing implementation costs and related amortization expense within the financial statements and requires additional disclosures. The guidance is effective for annual reporting periods, including interim reporting within those periods, beginning after December 15, 2019. Early adoption is permitted and can be applied either retrospectively or prospectively. The Company early adopted the standard effective January 1, 2019 and elected to apply the guidance prospectively. There was no material impact on the consolidated financial statements as a result of the adoption of this standard.
Change in Accounting Principle, Accounting Standards Update, Transition Option Elected [Fixed List]	Prospective
Change in Accounting Principle, Accounting Standards Update, Adoption Date	Jan. 01, 2019